Financial Instruments (Details) - Schedule of financial and lease liabilities - Lease liabilities [member] ₪ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Financial Instruments (Details) - Schedule of financial and lease liabilities [Line Items]
Effective interest rate, Lease liabilities	8.00%
Maturity date, Lease liabilities	2021
Lease liabilities		₪ 654	₪ 694
Effective interest rate, Loan from others	17.30%
Loan from others		60,421
Total current liabilities		61,075	694
Effective interest rate, Lease liabilities	8.00%
Maturity date, Lease liabilities	2028
Lease liabilities		6,088	6,809
Effective interest rate, Liability in respect of government grants	17.30%
Liability in respect of government grants			14,812
Effective interest rate, Loan from others	17.30%
Loan from others			123,780
Total non-current liabilities		6,088	145,401
Total financial and lease liabilities		₪ 67,163	₪ 146,095
Bottom of range [member]
Financial Instruments (Details) - Schedule of financial and lease liabilities [Line Items]
Maturity date, Loan from others	2023
Maturity date, Loan from others (in Dollars) | $	$ 2,023
Top of range [member]
Financial Instruments (Details) - Schedule of financial and lease liabilities [Line Items]
Maturity date, Loan from others	2024
Maturity date, Loan from others (in Dollars) | $	$ 2,024